PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Service costs	504	353
Interest income	607	696
Return on plan assets (excluding amount included in net interest expense)	82	720
Benefits paid from plan assets	291
Pension benefit obligations at end of year	Rp 8,509	Rp 9,717
Post-employment health care benefit cost | Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years